UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2005

Check here if Amendment [ ]; Amendment Number: ___
This Amendment (Check only one.):  [ ] is a restatement
                                   [ ] adds new holdings entries.
Institutional Investment Manager Filing this Report:
Name:     Benj A. Smith & Associates, LTD
Address:  106 E. Eighth Street
          Holland, MI 49423



Form 13F File Number:  28-05349

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of the Reporting Manager:

Name:     Benj. A. Smith III
Title:    Chairman & President
Phone:    616-396-0119

Signature, Place, and Date of Signing:


/s/ Benj. A. Smith III               Holland, MI                10/24/05
[Signature]                         [City, State]                [Date]
Benj. A. Smith III
Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

None.

                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:           0

Form 13F Information Table Entry Total:      65

Form 13F Information Table Value Total:  $139,815
                                        (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]


                        Benj A. Smith & Associates, LTD
                                    FORM 13F
                               September 30, 2005

                                                                                                             Voting Authority
                                                                                                             ----------------
                                 Title of                Value     Shares/   Sh/  Put/  Invstmt   Other
Name of Issuer                    class     CUSIP      (x$1000)    Prn Amt   Prn  Call  Dscretn  Managers  Sole    Shared     None
-----------------------------   ---------   -----      --------    -------   ---  ---   -------  --------  ----    ------     ----

AFFILIATED COMPUTER CL A          COM       008190100     4299       78740    SH         Sole              15750              62990
AMERICAN INTL GROUP COM           COM       026874107     4211       67970    SH         Sole              24571              43399
AMGEN INC COM                     COM       031162100     5532       69440    SH         Sole              13140              56300
APOLLO GROUP INC CL A             COM       037604105     1382       20820    SH         Sole               4900              15920
APPLEBEES INTL INC COM            COM       037899101     3192      154257    SH         Sole            28212.5           126044.5
BERKSHIRE HATHAWAY INC CL B       COM       084670207      224          82    SH         Sole                                    82
BEST BUY INC COM                  COM       086516101     2960     68007.5    SH         Sole              13000            55007.5
CAPITOL BANCORP LTD               COM       14056D105      690       21300    SH         Sole              15000               6300
CHEESECAKE FACTORY INC COM        COM       163072101      246        7875    SH         Sole               2100               5775
CISCO SYSTEMS INC.                COM       17275R102     4951      276291    SH         Sole              48198             228093
CITIGROUP                         COM       172967101     3122       68575    SH         Sole              14200              54375
COBIZ INC COM                     COM       190897108      375       20150    SH         Sole              20000                150
COMMUNITY BANCORP NEV COM         COM       20343T100      462       14000    SH         Sole              14000
CORUS BANKSHARES INC.             COM       220873103      219        4000    SH         Sole               4000
DEARBORN BANCORP INC COM          COM       24242R108      695       27048    SH         Sole              27048
DELL COMPUTER CORP COM            COM       24702R101     3426      100180    SH         Sole          19199.997          80980.003
E M C CORP MASS COM               COM       268648102     3416      264022    SH         Sole              50200             213822
EXXON MOBIL CORP COM              COM       30231G102     4052   63764.337    SH         Sole              11650          52114.337
FIRST HORIZON NATIONAL CORP       COM       320517105      623       17140    SH         Sole               4925              12215
FIRST IND CORP COM                COM       32054R108      361       10600    SH         Sole              10600
FIRST MERCHANTS CORP COM          COM       320817109      389       15069    SH         Sole              13839               1230
FIRST MIDWEST BANCORP             COM       320867104      812       21811    SH         Sole              17781               4030
FIRST OAK BROOK BANCSH COM        COM       335847208      806       26600    SH         Sole              20900               5700
FIRST SOURCE CORPORATION          COM       336901103      213        9189    SH         Sole               9189
FIRSTBANK CORP MICH COM           COM       33761G104      537   21149.586    SH         Sole              12122           9027.586
FISERV INC.                       COM       337738108     6163      134365    SH         Sole              33251             101114
FLAGSTAR BANCORP INC COM          COM       337930101     1428       88700    SH         Sole              36000              52700
FOREST LABS INC COM               COM       345838106      338        8685    SH         Sole                                  8685
GENERAL ELECTRIC                  COM       369604103     3788      112509    SH         Sole              23600              88909
GENTEX CORP COM                   COM       371901109      598   34395.681    SH         Sole              16520          17875.681
HOME DEPOT INC COM                COM       437076102     1559   40885.046    SH         Sole               2575          38310.046
HUNTINGTON BANCSHARES COM         COM       446150104     3240      144172    SH         Sole                                144172
INDEPENDENT BANK CORPORATION      COM       453838104     1407    48440.85    SH         Sole              25387           23053.85
INTUITIVE SURGICAL INC COM NEW    COM       46120E602     1004       13700    SH         Sole               6350               7350
IRWIN FINL CORP COM               COM       464119106      400       19600    SH         Sole              19600
JDS UNIPHASE CORP COM             COM       46612j101       31       14050    SH         Sole                                 14050
JOHNSON & JOHNSON COM             COM       478160104     4961   78397.907    SH         Sole              11300          67097.907
LAKELAND FINL CORP COM            COM       511656100      963       23300    SH         Sole              15550               7750
LOWES COS INC COM                 COM       548661107     4011    62275.09    SH         Sole              12170           50105.09
MACATAWA BANK CORPORATION         COM       554225102     8264      241558    SH         Sole             241558
MAF BANCORP INC.                  COM       55261R108      875       21353    SH         Sole              15503               5850
MB FINANCIAL INC NEW COM          COM       55264U108      774       19869    SH         Sole              19869
MBNA CORP COM                     COM       55262L100     6624  268848.452    SH         Sole              64304         204544.452
MERCANTILE BANK CORP COM          COM       587376104      573       13402    SH         Sole                                 13402
MICROSOFT CORP COM                COM       594918104     4417      171656    SH         Sole              30150             141506
MIDWEST BANK HOLDINGS             COM       598251106      623       27000    SH         Sole              25500               1500
NATIONAL CITY CORP COM            COM       635405103      521       15566    SH         Sole                                 15566
OAK HILL FINL INC COM             COM       671337103      809       26950    SH         Sole              21300               5650
PARK BANCORP INC COM              COM       700164106      216        7000    SH         Sole               7000
PF CHANGS CHINA BISTRO COM        COM       69333Y108      254        5675    SH         Sole                                  5675
PINNACLE FINL PARTNERS COM        COM       72346Q104      629       25000    SH         Sole              25000
REPUBLIC BANCORP INC COM          COM       760282103      701       49584    SH         Sole            41892.3             7691.7
SEI INVESTMENTS CO COM            COM       784117103     2248       59820    SH         Sole              23500              36320
STATE FINANCIAL SERVICES          COM       856855101      450       12312    SH         Sole              12312
STERICYCLE INC COM                COM       858912108     4226       73950    SH         Sole              16320              57630
STRYKER CORP COM                  COM       863667101     3659       74020    SH         Sole              14650              59370
SYSCO CORP COM                    COM       871829107     3801      121165    SH         Sole              22425              98740
TCF FINL CORP COM                 COM       872275102      535       20000    SH         Sole              20000
TEVA PHARMACEUTICAL INDS. ADR     COM       881624209     4728      141470    SH         Sole              26300             115170
TOWER FINANCIAL                   COM       891769101     1727      107925    SH         Sole              58900              49025
WAL MART STORES INC COM           COM       931142103     4162       94970    SH         Sole              17400              77570
WALGREEN COMPANY                  COM       931422109     4473      102942    SH         Sole              18900              84042
WELLS FARGO & CO NEW COM          COM       949746101     5837   99659.439    SH         Sole              16344          83315.439
WHOLE FOODS MKT INC COM           COM       966837106     1251        9305    SH         Sole               3420               5885
WINTRUST FINL CORP COM            COM       97650W108      352        7000    SH         Sole               7000

REPORT SUMMARY                     65 DATA RECORDS      139815             0    OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED
